Sales Revenue (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger revenue	R$ 5,996,494	R$ 11,802,882	R$ 9,460,685
Taxes levied	(252,368)	(360,565)	(403,621)
Net revenue	5,744,126	11,442,317	9,057,064
Domestic revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	4,759,257	9,195,535	7,383,183
Foreign revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	984,869	2,246,782	1,673,881
Passenger service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger revenue	4,688,295	10,382,240	8,431,966
Loyalty program revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger revenue	508,976	818,572	597,994
Cargo service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger revenue	764,108	552,084	373,417
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger revenue	R$ 35,115	R$ 49,986	R$ 57,308